Consolidated Statements Shareholders Equity (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Stockholders' equity (deficit) - beginning at Jun. 30, 2012	$ 50	$ 349,006	$ 240,725,127	$ (239,243,285)	$ 1,830,898
Common stock, shares - beginning at Jun. 30, 2012		34,900,591
Preferred stock, shares - beginning at Jun. 30, 2012	4,997
Sale of common stock units, net of costs		38,730	17,403,075	0	17,441,805
Sale of common stock units, net of costs, shares		3,873,000
Reclassification of warrants from liability to equity			24,030,128	0	24,030,128
Exercise of options, shares					0
Stock-based compensation		5,000	620,031	0	625,031
Stock-based compensation, shares		500,000
Payment of witholding taxes related to restricted stock units		(1,583)	(85,828)	0	(87,411)
Payment of witholding taxes related to restricted stock units, shares		(158,264)
Series A Conversion	(3)	16	(13)	0	0
Series A Conversion, shares	(300)	1,621
NET LOSS	0	0	0	(20,862,174)	(20,862,174)
Stockholders' equity (deficit) - ending at Jun. 30, 2013	47	391,169	282,692,520	(260,105,459)	22,978,277
Common stock, shares - ending at Jun. 30, 2013		39,116,948			39,116,948
Preferred stock, shares outstanding at Jun. 30, 2013	4,697				4,697
Exercise of warrants	0	500	37,000	0	37,500
Exercise of warrants, shares	0	50,000
Exercise of options, shares					0
Stock-based compensation	0	3,788	817,552	0	821,340
Stock-based compensation, shares	0	378,750
Taxes withheld related to restricted stock units		(1,291)	(118,716)	0	(120,007)
Taxes withheld related to restricted stock units, shares		(129,103)
NET LOSS	0	0	0	(13,928,294)	(13,928,294)
Stockholders' equity (deficit) - ending at Jun. 30, 2014	$ 47	$ 394,166	$ 283,428,356	$ (274,033,753)	$ 9,788,816
Common stock, shares - ending at Jun. 30, 2014		39,416,595			39,416,595
Preferred stock, shares outstanding at Jun. 30, 2014	4,697				4,697